Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (1)	Compensation "Actually Paid" to PEO (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (3)	Average Compensation "Actually Paid" to Non-PEO Named Executive Officers (4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (5)	Net Income (6)
						(In thousands)
2024	$1,007,836	$1,016,742	$557,898	$585,150	$126.15	$4,640
2023	1,016,958	1,016,690	526,857	527,026	92.11	7,439
2022	939,196	938,320	520,649	517,564	91.02	8,804

Named Executive Officers, Footnote	Represents the total compensation of our principal executive officer (“PEO”), Ms. Stewart, as reported in the Summary Compensation Table for each year indicated. Ms. Stewart was the only person who served as our PEO during those years. Represents the average of the total compensation of each of our non-PEO named executive officers (Ms. Sexton and Mr. Ochs), as reported in the Summary Compensation Table for each year indicated. Ms. Sexton and Mr. Ochs were our only non-PEO named executive officers for those years.
PEO Total Compensation Amount	$ 1,007,836	$ 1,016,958	$ 939,196
PEO Actually Paid Compensation Amount	$ 1,016,742	1,016,690	938,320
Adjustment To PEO Compensation, Footnote	Represents the “compensation actually paid” to Ms. Stewart, as calculated in accordance with Item 402(v) of Regulation S-K. The following table presents the adjustments made to Ms. Stewart’s Summary Compensation Table total for each year to determine her compensation actually paid.

Adjustments to Determine Compensation "Actually Paid" to PEO	2024	2023	2022
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(9,693)	$(32,104)	$(10,712)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	(2,934)	(20,394)	—
Increase for fair value as of the end of the covered year of awards granted during the covered year that remained outstanding and unvested as of the end of the covered year	15,726	44,784	9,818
Increase for fair value at the vesting date of awards granted during the covered year that vested during the covered year	—	6,798	—
Increase/(deduction) for the change in fair value from the prior year-end to the end of the covered year of awards granted prior to the covered year that were outstanding and unvested as of the end of the covered year	5,451	(12)	(16)
Increase for the change in fair value from the prior year-end to the vesting date of awards granted prior to the covered year that vested during the covered year	356	660	34
Total Adjustments	$8,906	$(268)	$(876)

Non-PEO NEO Average Total Compensation Amount	$ 557,898	526,857	520,649
Non-PEO NEO Average Compensation Actually Paid Amount	$ 585,150	527,026	517,564
Adjustment to Non-PEO NEO Compensation Footnote	Represents the average of the compensation actually paid to our non-PEO named executive officers, as calculated in accordance with Item 402(v) of Regulation S-K. The following table presents the adjustments made to the average of the non-PEO named executive officers’ Summary Compensation Table totals for each year to determine their average compensation actually paid.

Adjustments to Determine Average Compensation "Actually Paid" to Non-PEO Named Executive Officers	2024	2023	2022
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(37,696)	$(25,683)	$(34,280)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	(10,197)	(18,128)	(19,904)
Increase for fair value as of the end of the covered year of awards granted during the covered year that remained outstanding and unvested as of the end of the covered year	59,942	39,450	49,528
Increase for fair value at the vesting date of awards granted during the covered year that vested during the covered year	—	3,626	3,981
Increase/(deduction) for the change in fair value from the prior year-end to the end of the covered year of awards granted prior to the covered year that were outstanding and unvested as of the end of the covered year	14,584	(213)	(3,083)
Increase for the change in fair value from the prior year-end to the vesting date of awards granted prior to the covered year that vested during the covered year	619	1,118	673
Total Adjustments	$27,252	$169	$(3,085)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 126.15	92.11	91.02
Net Income (Loss)	$ 4,640,000	7,439,000	8,804,000
PEO Name	Ms. Stewart
Additional 402(v) Disclosure	Represents the cumulative TSR of the Company over the three-year period ended December 31, 2024, based on a theoretical $100 investment on the last day of fiscal year 2021 and valued as of the last trading day of fiscal years 2022, 2023 and 2024. with dividends reinvested. The stock price performance included in this column is not necessarily indicative of future stock price performance.Represents our reported net income for each year indicated.
The following graphs show the relationship between the compensation actually paid to our PEO and the average of the compensation actually paid to our other named executive officers to our total shareholder return and net income over the three most recently completed fiscal years.

PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 8,906	(268)	(876)
PEO | Equity Awards, Stock Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,693)	(32,104)	(10,712)
PEO | Equity Awards, Option Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,934)	(20,394)	0
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,726	44,784	9,818
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	6,798	0
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,451	(12)	(16)
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	356	660	34
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,252	169	(3,085)
Non-PEO NEO | Equity Awards, Stock Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(37,696)	(25,683)	(34,280)
Non-PEO NEO | Equity Awards, Option Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,197)	(18,128)	(19,904)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	59,942	39,450	49,528
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	3,626	3,981
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,584	(213)	(3,083)
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 619	$ 1,118	$ 673